UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01608
                                   ---------

                          FRANKLIN HIGH INCOME TRUST
                          --------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 5/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

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                                                           MAY 31, 2005
--------------------------------------------------------------------------------

                 [GRAPHIC OMITTED]

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     ANNUAL REPORT AND SHAREHOLDER LETTER            |         INCOME
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?

                        FRANKLIN'S                     Eligible shareholders can
                  AGE HIGH INCOME FUND                 sign up for edelivery at
                                                       franklintempleton.com.
                                                       See inside for details.

--------------------------------------------------------------------------------

                                  [LOGO](R)
                              FRANKLIN TEMPLETON
                                 INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin's AGE High Income Fund ...........................................    4

Performance Summary .......................................................    9

Your Fund's Expenses ......................................................   14

Financial Highlights and Statement of Investments .........................   16

Financial Statements ......................................................   28

Notes to Financial Statements .............................................   32

Report of Independent Registered Public Accounting Firm ...................   43

Board Members and Officers ................................................   44

Shareholder Information ...................................................   48

--------------------------------------------------------------------------------


ANNUAL REPORT

FRANKLIN'S AGE HIGH INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary objective of capital appreciation. The Fund invests in a diversified portfolio consisting mainly of high yield, lower-rated debt securities.

--------------------------------------------------------------------------------

ASSET ALLOCATION
Based on Total Net Assets as of 5/31/05

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bonds ................................................  92.8%
Equities .............................................   3.0%
Short-Term Investments & Other Net Assets ............   4.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin's AGE High Income Fund's annual report for the fiscal year ended May 31, 2005.

PERFORMANCE OVERVIEW

Franklin's AGE High Income Fund - Class A posted a +11.14% cumulative total return for the 12 months under review. The Fund outperformed its benchmark, the CSFB High Yield Index, which returned 9.97%, and its peers as measured by the Lipper High Current Yield Funds Objective Average, which returned 8.60% for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

(1) Sources: Credit Suisse First Boston; Lipper Inc. The CSFB High Yield Index is designed to mirror the investable universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Objective Average is calculated by averaging the total returns of funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the 12-month period ended 5/31/05, there were 419 funds in this category. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if these or other factors had been considered. Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 21.


4 | Annual Report

ECONOMIC AND MARKET OVERVIEW

Overall domestic economic growth remained healthy, with first quarter 2005 real gross domestic product (GDP) growth of 3.7% compared with a year earlier. In terms of drivers supporting this economic expansion, approximately two-thirds of GDP is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers' ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past 12 months, nonfarm payroll data, as well as other indexes, showed growing employment. This, along with 6.7% growth in personal income over the past year, helped consumer spending increase by 5.7% (not adjusted for inflation) for the 12 months ended May 31, 2005, which supported U.S. economic growth.(2)

Business spending also rose during the reporting period, contributing to economic growth. For example, annualized nonresidential investment spending recorded double-digit gains for most of the period before experiencing a slowdown in its pace of growth during first quarter 2005. Historically low interest rates and ample cash and liquidity allowed many corporations to increase their capital investment plans to meet expected demand increases.

Domestic inflationary pressures increased over the past 12 months, driven by economic strength as well as rising energy prices, as oil prices reached a record high of $57.27 a barrel on April 1.(3) Moreover, although corporate productivity continued to grow, the pace of productivity growth slowed from that of recent years. In this environment, the Federal Reserve Board (Fed) raised the federal funds target rate to 3.00% from 1.00% during the reporting period, with expectations for further measured increases continuing in 2005. Nonetheless, with some slack remaining in the labor force and in many industries businesses still unable to pass along significant price increases to consumers, nominal inflation was relatively contained, as measured by the 2.2% rise in the core Consumer Price Index (CPI), which excludes volatile food and energy costs. Although higher than in the past two calendar years, this was in line with the core CPI's 10-year average of 2.3%.(2) With the rise in short-term interest rates, the yield curve flattened during the period as longer-term interest rates fell, as measured by the 10-year U.S. Treasury yield's decline from 4.66% at the beginning of the period to 4.00% by period-end.


(2)   Source: Bureau of Labor Statistics.

(3)   Source: Bloomberg Energy/Commodity Service.


                                                               Annual Report | 5

DIVIDEND DISTRIBUTIONS*
6/1/04-5/31/05

-------------------------------------------------------------------------------------------
                                           DIVIDEND PER SHARE
             ------------------------------------------------------------------------------
MONTH           CLASS A        CLASS B         CLASS C        CLASS R       ADVISOR CLASS
-------------------------------------------------------------------------------------------
June           1.25 cents     1.16 cents      1.16 cents     1.19 cents       1.27 cents
-------------------------------------------------------------------------------------------
July           1.25 cents     1.16 cents      1.16 cents     1.19 cents       1.27 cents
-------------------------------------------------------------------------------------------
August         1.25 cents     1.16 cents      1.16 cents     1.19 cents       1.28 cents
-------------------------------------------------------------------------------------------
September      1.25 cents     1.17 cents      1.17 cents     1.20 cents       1.27 cents
-------------------------------------------------------------------------------------------
October        1.25 cents     1.17 cents      1.17 cents     1.20 cents       1.28 cents
-------------------------------------------------------------------------------------------
November       1.25 cents     1.17 cents      1.17 cents     1.20 cents       1.28 cents
-------------------------------------------------------------------------------------------
December       1.25 cents     1.17 cents      1.16 cents     1.18 cents       1.27 cents
-------------------------------------------------------------------------------------------
January        1.25 cents     1.17 cents      1.16 cents     1.18 cents       1.28 cents
-------------------------------------------------------------------------------------------
February       1.25 cents     1.17 cents      1.16 cents     1.18 cents       1.27 cents
-------------------------------------------------------------------------------------------
March          1.25 cents     1.16 cents      1.16 cents     1.18 cents       1.27 cents
-------------------------------------------------------------------------------------------
April          1.25 cents     1.16 cents      1.16 cents     1.18 cents       1.28 cents
-------------------------------------------------------------------------------------------
May            1.25 cents     1.16 cents      1.16 cents     1.18 cents       1.27 cents
-------------------------------------------------------------------------------------------
TOTAL         15.00 CENTS    13.98 CENTS     13.95 CENTS    14.25 CENTS      15.29 CENTS
-------------------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness, we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

MANAGER'S DISCUSSION

During the year under review, the high yield corporate bond market continued to perform well against a backdrop of declining long-term interest rates and healthy domestic economic growth, albeit at a slower rate than in previous years. This environment, as well as timely sector positioning and strong individual security selection, contributed to the Fund's absolute and relative performance.


6 | Annual Report

TOP 10 HOLDINGS
5/31/05

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Charter Communications Holdings                                             1.6%
--------------------------------------------------------------------------------
 CONSUMER SERVICES
--------------------------------------------------------------------------------
Dynegy Holdings Inc.                                                        1.5%
 UTILITIES
--------------------------------------------------------------------------------
Allied Waste North America Inc.                                             1.4%
 INDUSTRIAL SERVICES
--------------------------------------------------------------------------------
Nextel Communications Inc.                                                  1.4%
 COMMUNICATIONS
--------------------------------------------------------------------------------
Host Marriott LP                                                            1.4%
 REAL ESTATE INVESTMENT TRUST
--------------------------------------------------------------------------------
El Paso Corp.                                                               1.4%
 UTILITIES
--------------------------------------------------------------------------------
Aquila Inc.                                                                 1.4%
 UTILITIES
--------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC                                             1.3%
 UTILITIES
--------------------------------------------------------------------------------
Calpine Corp.                                                               1.3%
 UTILITIES
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II                                     1.3%
 HEALTH SERVICES
--------------------------------------------------------------------------------


Our weightings in several industries compared with our peer group helped the Fund's relative performance.(4) For example, the Fund benefited from its overweighted exposure to the chemicals industry, which has done well despite rising oil and gas prices.(5) Chemical companies are often primary suppliers of specialized products, and as demand for their products outstripped supply, many chemical companies were able to maintain superior pricing power. As a result, key credit upgrades to several major chemical manufacturers lifted the entire industry. However, while still positive, the containers and packaging industry did not perform as well as the chemicals industry due to the commodities boom.(6) Consequently, the Fund's underweighted stake in containers and packaging, relative to its peer group, was beneficial to the Fund. Like containers and packaging, the automotive industry had difficulty passing on higher prices for energy and raw materials to consumers.(7) The Fund avoided much of the negative fallout from the Ford and General Motors credit downgrades by maintaining an underweighted position in the automotive industry.

Even though Fund performance was positive for the past 12 months, detractors from Fund performance included underweighted industry exposure to energy, and textiles and apparel, and overweighted exposure to the pay television industry, relative to the peer group.(8) In particular, an underweighted stake in energy limited Fund performance as crude oil rose to record prices and natural gas prices remained at historically high levels. Energy outpaced the overall market and ranked among the market's top-performing industries for the past fiscal year. The textiles and apparel industry, also underweighted in the portfolio, outperformed the broader market due to a rebound in the bond prices of some distressed and near-distressed companies. However, the Fund's overweighted stake in the pay television industry hampered the Fund's relative performance, as the sector performed below market averages. This industry began the year at high valuation levels given its strong outperformance the previous fiscal year, and the incremental return earned during the year under review did not keep pace with the overall market.

(4) Source: J.P. Morgan. The Fund's peer group consists of some of the largest mutual funds found within the Lipper High Current Yield Funds Objective Average.

(5)   In the SOI, chemicals holdings are in the process industries sector.

(6) In the SOI, containers and packaging holdings are in the process industries sector.

(7) In the SOI, automotive industry holdings are in the producer manufacturing sector.

(8) In the SOI, energy holdings are in the energy minerals and industrial services sectors, textiles and apparel is part of the process industries sector and pay television holdings are in the consumer services and communications sectors.


                                                               Annual Report | 7

Thank you for your continued participation in Franklin's AGE High Income Fund. We look forward to serving your future investment needs.


[PHOTO]    /s/ Christopher J. Molumphy

           Christopher J. Molumphy, CFA
           Senior Portfolio Manager
           Franklin's AGE High Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Annual Report

PERFORMANCE SUMMARY AS OF 5/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: AGEFX)                           CHANGE      5/31/05    5/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.07      $2.09      $2.02
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-5/31/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.1500
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FHIBX)                           CHANGE      5/31/05    5/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.06      $2.08      $2.02
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-5/31/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.1398
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRAIX)                           CHANGE      5/31/05    5/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.07      $2.10      $2.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-5/31/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.1395
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FAHRX)                           CHANGE      5/31/05    5/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.07      $2.10      $2.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-5/31/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.1425
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FAHAX)                     CHANGE      5/31/05    5/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.07      $2.09      $2.02
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-5/31/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.1529
--------------------------------------------------------------------------------


                                                               Annual Report | 9

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------------------
CLASS A                                                       1-YEAR            5-YEAR             10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                   +11.14%            +43.75%            +92.36%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +6.40%             +6.62%             +6.31%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,640            $13,776            $18,437
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                           +6.39%             +6.39%             +6.39%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate(5)                         6.88%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 6.53%
-----------------------------------------------------------------------------------------------------------------
CLASS B                                                       1-YEAR            5-YEAR       INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                   +10.09%            +39.63%            +33.66%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +6.09%             +6.63%             +4.63%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,609            $13.782            $13,366
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                           +6.56%             +6.49%             +4.89%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate(5)                         6.69%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 6.35%
-----------------------------------------------------------------------------------------------------------------
CLASS C                                                       1-YEAR            5-YEAR             10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                   +10.53%            +39.97%            +82.77%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +9.53%             +6.96%             +6.22%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,953            $13,997            $18,277
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                           +9.47%             +6.72%             +6.29%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate(5)                         6.63%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 6.32%
-----------------------------------------------------------------------------------------------------------------
CLASS R                                                       1-YEAR            3-YEAR       INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                   +10.68%            +40.48%            +42.62%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +9.68%            +12.00%            +10.98%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,968            $14,048            $14,262
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                          +10.14%            +15.61%            +11.34%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate(5)                         6.74%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 6.52%
-----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS(7)                                              1-YEAR            5-YEAR             10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                   +11.29%            +44.69%            +95.09%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                               +11.29%             +7.67%             +6.91%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $11,129            $14,469            $19,509
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                          +11.23%             +7.42%             +6.99%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate(5)                         7.29%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 6.97%
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (6/1/95-5/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              FRANKLIN'S AGE HIGH        CSFB HIGH
                             INCOME FUND - CLASS A     YIELD INDEX(8)
     ----------------------------------------------------------------
           6/1/1995                    $9,585             $10,000
          6/30/1995                    $9,662             $10,066
          7/31/1995                    $9,845             $10,222
          8/31/1995                    $9,887             $10,251
          9/30/1995                    $9,966             $10,369
         10/31/1995                   $10,045             $10,484
         11/30/1995                   $10,088             $10,533
         12/31/1995                   $10,242             $10,667
          1/31/1996                   $10,434             $10,869
          2/29/1996                   $10,515             $10,927
          3/31/1996                   $10,448             $10,897
          4/30/1996                   $10,493             $10,956
          5/31/1996                   $10,615             $11,045
          6/30/1996                   $10,623             $11,069
          7/31/1996                   $10,708             $11,169
          8/31/1996                   $10,910             $11,291
          9/30/1996                   $11,154             $11,485
         10/31/1996                   $11,241             $11,581
         11/30/1996                   $11,488             $11,762
         12/31/1996                   $11,697             $11,991
          1/31/1997                   $11,786             $12,079
          2/28/1997                   $11,998             $12,306
          3/31/1997                   $11,719             $12,168
          4/30/1997                   $11,852             $12,276
          5/31/1997                   $12,110             $12,523
          6/30/1997                   $12,329             $12,694
          7/31/1997                   $12,677             $12,963
          8/31/1997                   $12,686             $13,033
          9/30/1997                   $12,909             $13,291
         10/31/1997                   $12,831             $13,289
         11/30/1997                   $13,014             $13,384
         12/31/1997                   $13,111             $13,506
          1/31/1998                   $13,252             $13,735
          2/28/1998                   $13,395             $13,842
          3/31/1998                   $13,539             $13,911
          4/30/1998                   $13,594             $14,016
          5/31/1998                   $13,603             $14,058
          6/30/1998                   $13,612             $14,087
          7/31/1998                   $13,714             $14,186
          8/31/1998                   $12,696             $13,223
          9/30/1998                   $12,754             $13,221
         10/31/1998                   $12,526             $12,958
         11/30/1998                   $13,349             $13,615
         12/31/1998                   $13,310             $13,584
          1/31/1999                   $13,514             $13,712
          2/28/1999                   $13,376             $13,683
          3/31/1999                   $13,534             $13,807
          4/30/1999                   $13,793             $14,113
          5/31/1999                   $13,502             $13,960
          6/30/1999                   $13,512             $13,967
          7/31/1999                   $13,522             $13,974
          8/31/1999                   $13,276             $13,850
          9/30/1999                   $13,130             $13,743
         10/31/1999                   $13,089             $13,676
         11/30/1999                   $13,363             $13,862
         12/31/1999                   $13,374             $14,029
          1/31/2000                   $13,225             $13,973
          2/29/2000                   $13,290             $14,060
          3/31/2000                   $13,027             $13,849
          4/30/2000                   $13,038             $13,828
          5/31/2000                   $12,826             $13,607
          6/30/2000                   $13,175             $13,912
          7/31/2000                   $13,243             $14,043
          8/31/2000                   $13,369             $14,137
          9/30/2000                   $13,149             $14,007
         10/31/2000                   $12,740             $13,571
         11/30/2000                   $12,150             $13,036
         12/31/2000                   $12,389             $13,298
          1/31/2001                   $13,230             $14,095
          2/28/2001                   $13,351             $14,238
          3/31/2001                   $12,983             $13,955
          4/30/2001                   $12,798             $13,810
          5/31/2001                   $13,048             $14,087
          6/30/2001                   $12,669             $13,868
          7/31/2001                   $12,841             $14,017
          8/31/2001                   $13,013             $14,213
          9/30/2001                   $12,024             $13,317
         10/31/2001                   $12,396             $13,621
         11/30/2001                   $12,837             $14,061
         12/31/2001                   $12,750             $14,070
          1/31/2002                   $12,863             $14,202
          2/28/2002                   $12,640             $14,101
          3/31/2002                   $12,961             $14,424
          4/30/2002                   $13,132             $14,653
          5/31/2002                   $12,959             $14,601
          6/30/2002                   $12,015             $14,093
          7/31/2002                   $11,558             $13,690
          8/31/2002                   $11,664             $13,867
          9/30/2002                   $11,485             $13,696
         10/31/2002                   $11,376             $13,612
         11/30/2002                   $12,217             $14,332
         12/31/2002                   $12,312             $14,507
          1/31/2003                   $12,632             $14,901
          2/28/2003                   $12,729             $15,122
          3/31/2003                   $13,188             $15,508
          4/30/2003                   $14,105             $16,300
          5/31/2003                   $14,342             $16,536
          6/30/2003                   $14,818             $17,019
          7/31/2003                   $14,756             $16,882
          8/31/2003                   $15,005             $17,070
          9/30/2003                   $15,490             $17,537
         10/31/2003                   $15,982             $17,894
         11/30/2003                   $16,160             $18,140
         12/31/2003                   $16,658             $18,560
          1/31/2004                   $16,918             $18,919
          2/29/2004                   $16,938             $18,928
          3/31/2004                   $16,959             $19,054
          4/30/2004                   $16,897             $19,027
          5/31/2004                   $16,589             $18,727
          6/30/2004                   $16,858             $19,018
          7/31/2004                   $17,045             $19,261
          8/31/2004                   $17,400             $19,576
          9/30/2004                   $17,673             $19,873
         10/31/2004                   $18,033             $20,214
         11/30/2004                   $18,224             $20,471
         12/31/2004                   $18,588             $20,778
          1/31/2005                   $18,524             $20,775
          2/28/2005                   $18,892             $21,050
          3/31/2005                   $18,304             $20,547
          4/30/2005                   $18,063             $20,344
          5/31/2005                   $18,437             $20,594

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
  CLASS A                             5/31/05
----------------------------------------------
  1-Year                              +6.40%
----------------------------------------------
  5-Year                              +6.62%
----------------------------------------------
  10-Year                             +6.31%
----------------------------------------------

CLASS B (1/1/99-5/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                     FRANKLIN'S AGE
                                    HIGH INCOME FUND -    CSFB HIGH YIELD
                                         CLASS B              INDEX(8)
          ----------------------------------------------------------------
              1/1/1999                   $10,000             $10,000
             1/31/1999                   $10,153             $10,094
             2/28/1999                   $10,046             $10,073
             3/31/1999                   $10,123             $10,164
             4/30/1999                   $10,351             $10,389
             5/31/1999                   $10,129             $10,277
             6/30/1999                   $10,133             $10,282
             7/31/1999                   $10,098             $10,287
             8/31/1999                   $9,947              $10,196
             9/30/1999                   $9,834              $10,117
            10/31/1999                   $9,759              $10,068
            11/30/1999                   $9,959              $10,204
            12/31/1999                   $10,003             $10,328
             1/31/2000                   $9,887              $10,287
             2/29/2000                   $9,932              $10,350
             3/31/2000                   $9,691              $10,195
             4/30/2000                   $9,736              $10,180
             5/31/2000                   $9,573              $10,017
             6/30/2000                   $9,829              $10,241
             7/31/2000                   $9,876              $10,338
             8/31/2000                   $9,965              $10,407
             9/30/2000                   $9,797              $10,311
            10/31/2000                   $9,445              $9,990
            11/30/2000                   $9,002              $9,597
            12/31/2000                   $9,175              $9,790
             1/31/2001                   $9,841              $10,376
             2/28/2001                   $9,927              $10,481
             3/31/2001                   $9,650              $10,273
             4/30/2001                   $9,463              $10,167
             5/31/2001                   $9,643              $10,370
             6/30/2001                   $9,405              $10,209
             7/31/2001                   $9,529              $10,319
             8/31/2001                   $9,606              $10,463
             9/30/2001                   $8,916              $9,803
            10/31/2001                   $9,187              $10,027
            11/30/2001                   $9,509              $10,351
            12/31/2001                   $9,441              $10,358
             1/31/2002                   $9,521              $10,455
             2/28/2002                   $9,352              $10,381
             3/31/2002                   $9,585              $10,618
             4/30/2002                   $9,708              $10,787
             5/31/2002                   $9,576              $10,749
             6/30/2002                   $8,875              $10,374
             7/31/2002                   $8,533              $10,078
             8/31/2002                   $8,555              $10,208
             9/30/2002                   $8,473              $10,082
            10/31/2002                   $8,390              $10,021
            11/30/2002                   $9,007              $10,551
            12/31/2002                   $9,019              $10,679
             1/31/2003                   $9,305              $10,970
             2/28/2003                   $9,373              $11,132
             3/31/2003                   $9,706              $11,417
             4/30/2003                   $10,321             $11,999
             5/31/2003                   $10,546             $12,173
             6/30/2003                   $10,836             $12,529
             7/31/2003                   $10,843             $12,428
             8/31/2003                   $11,023             $12,567
             9/30/2003                   $11,374             $12,910
            10/31/2003                   $11,672             $13,173
            11/30/2003                   $11,857             $13,354
            12/31/2003                   $12,158             $13,663
             1/31/2004                   $12,402             $13,928
             2/29/2004                   $12,353             $13,934
             3/31/2004                   $12,362             $14,027
             4/30/2004                   $12,372             $14,007
             5/31/2004                   $12,141             $13,786
             6/30/2004                   $12,332             $14,000
             7/31/2004                   $12,403             $14,179
             8/31/2004                   $12,718             $14,411
             9/30/2004                   $12,913             $14,629
            10/31/2004                   $13,171             $14,880
            11/30/2004                   $13,306             $15,070
            12/31/2004                   $13,504             $15,296
             1/31/2005                   $13,452             $15,293
             2/28/2005                   $13,715             $15,496
             3/31/2005                   $13,281             $15,126
             4/30/2005                   $13,099             $14,977
             5/31/2005                   $13,366             $15,160

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
  CLASS B                             5/31/05
----------------------------------------------
  1-Year                              +6.09%
----------------------------------------------
  5-Year                              +6.63%
----------------------------------------------
  Since Inception (1/1/99)            +4.63%
----------------------------------------------


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS C                         5/31/05
--------------------------------------------
1-Year                           +9.53%
--------------------------------------------
5-Year                           +6.96%
--------------------------------------------
10-Year                          +6.22%
--------------------------------------------

CLASS C (6/1/95-5/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              FRANKLIN'S AGE
                             HIGH INCOME FUND -    CSFB HIGH YIELD
                                  CLASS C              INDEX(8)
   ----------------------------------------------------------------
       6/1/1995                   $10,000             $10,000
      6/30/1995                   $10,077             $10,066
      7/31/1995                   $10,260             $10,222
      8/31/1995                   $10,297             $10,251
      9/30/1995                   $10,371             $10,369
     10/31/1995                   $10,448             $10,484
     11/30/1995                   $10,487             $10,533
     12/31/1995                   $10,641             $10,667
      1/31/1996                   $10,834             $10,869
      2/29/1996                   $10,913             $10,927
      3/31/1996                   $10,837             $10,897
      4/30/1996                   $10,918             $10,956
      5/31/1996                   $11,006             $11,045
      6/30/1996                   $11,009             $11,069
      7/31/1996                   $11,132             $11,169
      8/31/1996                   $11,296             $11,291
      9/30/1996                   $11,583             $11,485
     10/31/1996                   $11,668             $11,581
     11/30/1996                   $11,877             $11,762
     12/31/1996                   $12,087             $11,991
      1/31/1997                   $12,174             $12,079
      2/28/1997                   $12,429             $12,306
      3/31/1997                   $12,093             $12,168
      4/30/1997                   $12,223             $12,276
      5/31/1997                   $12,483             $12,523
      6/30/1997                   $12,702             $12,694
      7/31/1997                   $13,054             $12,963
      8/31/1997                   $13,101             $13,033
      9/30/1997                   $13,325             $13,291
     10/31/1997                   $13,239             $13,289
     11/30/1997                   $13,377             $13,384
     12/31/1997                   $13,515             $13,506
      1/31/1998                   $13,609             $13,735
      2/28/1998                   $13,749             $13,842
      3/31/1998                   $13,936             $13,911
      4/30/1998                   $13,939             $14,016
      5/31/1998                   $13,942             $14,058
      6/30/1998                   $13,944             $14,087
      7/31/1998                   $14,090             $14,186
      8/31/1998                   $12,995             $13,223
      9/30/1998                   $13,095             $13,221
     10/31/1998                   $12,857             $12,958
     11/30/1998                   $13,692             $13,615
     12/31/1998                   $13,647             $13,584
      1/31/1999                   $13,849             $13,712
      2/28/1999                   $13,703             $13,683
      3/31/1999                   $13,807             $13,807
      4/30/1999                   $14,115             $14,113
      5/31/1999                   $13,812             $13,960
      6/30/1999                   $13,817             $13,967
      7/31/1999                   $13,770             $13,974
      8/31/1999                   $13,565             $13,850
      9/30/1999                   $13,411             $13,743
     10/31/1999                   $13,310             $13,676
     11/30/1999                   $13,583             $13,862
     12/31/1999                   $13,642             $14,029
      1/31/2000                   $13,485             $13,973
      2/29/2000                   $13,546             $14,060
      3/31/2000                   $13,218             $13,849
      4/30/2000                   $13,279             $13,828
      5/31/2000                   $13,058             $13,607
      6/30/2000                   $13,406             $13,912
      7/31/2000                   $13,469             $14,043
      8/31/2000                   $13,591             $14,137
      9/30/2000                   $13,363             $14,007
     10/31/2000                   $12,886             $13,571
     11/30/2000                   $12,284             $13,036
     12/31/2000                   $12,520             $13,298
      1/31/2001                   $13,424             $14,095
      2/28/2001                   $13,541             $14,238
      3/31/2001                   $13,164             $13,955
      4/30/2001                   $12,910             $13,810
      5/31/2001                   $13,156             $14,087
      6/30/2001                   $12,832             $13,868
      7/31/2001                   $12,999             $14,017
      8/31/2001                   $13,103             $14,213
      9/30/2001                   $12,166             $13,317
     10/31/2001                   $12,535             $13,621
     11/30/2001                   $12,972             $14,061
     12/31/2001                   $12,880             $14,070
      1/31/2002                   $12,988             $14,202
      2/28/2002                   $12,759             $14,101
      3/31/2002                   $13,075             $14,424
      4/30/2002                   $13,242             $14,653
      5/31/2002                   $13,062             $14,601
      6/30/2002                   $12,111             $14,093
      7/31/2002                   $11,647             $13,690
      8/31/2002                   $11,677             $13,867
      9/30/2002                   $11,565             $13,696
     10/31/2002                   $11,381             $13,612
     11/30/2002                   $12,291             $14,332
     12/31/2002                   $12,307             $14,507
      1/31/2003                   $12,695             $14,901
      2/28/2003                   $12,786             $15,122
      3/31/2003                   $13,239             $15,508
      4/30/2003                   $14,148             $16,300
      5/31/2003                   $14,378             $16,536
      6/30/2003                   $14,846             $17,019
      7/31/2003                   $14,779             $16,882
      8/31/2003                   $15,021             $17,070
      9/30/2003                   $15,497             $17,537
     10/31/2003                   $15,902             $17,894
     11/30/2003                   $16,152             $18,140
     12/31/2003                   $16,560             $18,560
      1/31/2004                   $16,891             $18,919
      2/29/2004                   $16,904             $18,928
      3/31/2004                   $16,917             $19,054
      4/30/2004                   $16,849             $19,027
      5/31/2004                   $16,536             $18,727
      6/30/2004                   $16,795             $19,018
      7/31/2004                   $16,973             $19,261
      8/31/2004                   $17,317             $19,576
      9/30/2004                   $17,581             $19,873
     10/31/2004                   $17,931             $20,214
     11/30/2004                   $18,113             $20,471
     12/31/2004                   $18,466             $20,778
      1/31/2005                   $18,309             $20,775
      2/28/2005                   $18,750             $21,050
      3/31/2005                   $18,161             $20,547
      4/30/2005                   $17,915             $20,344
      5/31/2005                   $18,277             $20,594

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS R                         5/31/05
--------------------------------------------
1-Year                            +9.68%
--------------------------------------------
3-Year                           +12.00%
--------------------------------------------
Since Inception (1/1/02)         +10.98%
--------------------------------------------

CLASS R (1/1/02-5/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          FRANKLIN'S AGE
                        HIGH INCOME FUND -         CSFB HIGH
                             CLASS R            YIELD INDEX(8)
    -------------------------------------------------------------
       1/1/2002              $10,000               $10,000
      1/31/2002              $10,036               $10,093
      2/28/2002               $9,858               $10,022
      3/31/2002              $10,158               $10,252
      4/30/2002              $10,290               $10,414
      5/31/2002              $10,152               $10,378
      6/30/2002               $9,414               $10,016
      7/31/2002               $9,054               $9,730
      8/31/2002               $9,079               $9,856
      9/30/2002               $8,992               $9,734
     10/31/2002               $8,850               $9,675
     11/30/2002               $9,557               $10,186
     12/31/2002               $9,571               $10,310
      1/31/2003               $9,873               $10,591
      2/28/2003               $9,947               $10,747
      3/31/2003              $10,299               $11,022
      4/30/2003              $11,008               $11,585
      5/31/2003              $11,188               $11,752
      6/30/2003              $11,554               $12,096
      7/31/2003              $11,503               $11,998
      8/31/2003              $11,694               $12,132
      9/30/2003              $12,065               $12,464
     10/31/2003              $12,382               $12,718
     11/30/2003              $12,639               $12,893
     12/31/2003              $12,959               $13,191
      1/31/2004              $13,157               $13,446
      2/29/2004              $13,169               $13,452
      3/31/2004              $13,180               $13,542
      4/30/2004              $13,128               $13,523
      5/31/2004              $12,886               $13,310
      6/30/2004              $13,089               $13,517
      7/31/2004              $13,229               $13,690
      8/31/2004              $13,500               $13,913
      9/30/2004              $13,773               $14,124
     10/31/2004              $14,047               $14,366
     11/30/2004              $14,192               $14,549
     12/31/2004              $14,402               $14,768
      1/31/2005              $14,347               $14,765
      2/28/2005              $14,626               $14,961
      3/31/2005              $14,169               $14,603
      4/30/2005              $13,978               $14,459
      5/31/2005              $14,262               $14,637


12 | Annual Report

ADVISOR CLASS (6/1/95-5/31/05)(7)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       FRANKLIN'S AGE HIGH
                          INCOME FUND -            CSFB HIGH
                          ADVISOR CLASS          YIELD INDEX(8)
------------------------------------------------------------------
          6/1/1995           $10,000                $10,000
         6/30/1995           $10,080                $10,066
         7/31/1995           $10,271                $10,222
         8/31/1995           $10,316                $10,251
         9/30/1995           $10,398                $10,369
        10/31/1995           $10,480                $10,484
        11/30/1995           $10,525                $10,533
        12/31/1995           $10,686                $10,667
         1/31/1996           $10,886                $10,869
         2/29/1996           $10,971                $10,927
         3/31/1996           $10,901                $10,897
         4/30/1996           $10,948                $10,956
         5/31/1996           $11,075                $11,045
         6/30/1996           $11,083                $11,069
         7/31/1996           $11,172                $11,169
         8/31/1996           $11,383                $11,291
         9/30/1996           $11,637                $11,485
        10/31/1996           $11,728                $11,581
        11/30/1996           $11,986                $11,762
        12/31/1996           $12,204                $11,991
         1/31/1997           $12,339                $12,079
         2/28/1997           $12,562                $12,306
         3/31/1997           $12,271                $12,168
         4/30/1997           $12,412                $12,276
         5/31/1997           $12,684                $12,523
         6/30/1997           $12,914                $12,694
         7/31/1997           $13,280                $12,963
         8/31/1997           $13,291                $13,033
         9/30/1997           $13,527                $13,291
        10/31/1997           $13,490                $13,289
        11/30/1997           $13,639                $13,384
        12/31/1997           $13,741                $13,506
         1/31/1998           $13,891                $13,735
         2/28/1998           $14,042                $13,842
         3/31/1998           $14,195                $13,911
         4/30/1998           $14,253                $14,016
         5/31/1998           $14,264                $14,058
         6/30/1998           $14,276                $14,087
         7/31/1998           $14,383                $14,186
         8/31/1998           $13,318                $13,223
         9/30/1998           $13,380                $13,221
        10/31/1998           $13,142                $12,958
        11/30/1998           $14,007                $13,615
        12/31/1998           $13,968                $13,584
         1/31/1999           $14,184                $13,712
         2/28/1999           $14,091                $13,683
         3/31/1999           $14,208                $13,807
         4/30/1999           $14,481                $14,113
         5/31/1999           $14,177                $13,960
         6/30/1999           $14,189                $13,967
         7/31/1999           $14,201                $13,974
         8/31/1999           $13,943                $13,850
         9/30/1999           $13,792                $13,743
        10/31/1999           $13,750                $13,676
        11/30/1999           $14,040                $13,862
        12/31/1999           $14,053                $14,029
         1/31/2000           $13,898                $13,973
         2/29/2000           $14,024                $14,060
         3/31/2000           $13,692                $13,849
         4/30/2000           $13,706                $13,828
         5/31/2000           $13,484                $13,607
         6/30/2000           $13,853                $13,912
         7/31/2000           $13,926                $14,043
         8/31/2000           $14,060                $14,137
         9/30/2000           $13,831                $14,007
        10/31/2000           $13,402                $13,571
        11/30/2000           $12,784                $13,036
        12/31/2000           $13,036                $13,298
         1/31/2001           $13,923                $14,095
         2/28/2001           $14,115                $14,238
         3/31/2001           $13,665                $13,955
         4/30/2001           $13,471                $13,810
         5/31/2001           $13,735                $14,087
         6/30/2001           $13,339                $13,868
         7/31/2001           $13,521                $14,017
         8/31/2001           $13,704                $14,213
         9/30/2001           $12,733                $13,317
        10/31/2001           $13,126                $13,621
        11/30/2001           $13,523                $14,061
        12/31/2001           $13,432                $14,070
         1/31/2002           $13,553                $14,202
         2/28/2002           $13,319                $14,101
         3/31/2002           $13,729                $14,424
         4/30/2002           $13,913                $14,653
         5/31/2002           $13,731                $14,601
         6/30/2002           $12,667                $14,093
         7/31/2002           $12,185                $13,690
         8/31/2002           $12,298                $13,867
         9/30/2002           $12,110                $13,696
        10/31/2002           $11,996                $13,612
        11/30/2002           $12,963                $14,332
        12/31/2002           $12,987                $14,507
         1/31/2003           $13,325                $14,901
         2/28/2003           $13,508                $15,122
         3/31/2003           $13,916                $15,508
         4/30/2003           $14,885                $16,300
         5/31/2003           $15,136                $16,536
         6/30/2003           $15,640                $17,019
         7/31/2003           $15,577                $16,882
         8/31/2003           $15,924                $17,070
         9/30/2003           $16,354                $17,537
        10/31/2003           $16,875                $17,894
        11/30/2003           $17,149                $18,140
        12/31/2003           $17,593                $18,560
         1/31/2004           $17,869                $18,919
         2/29/2004           $17,893                $18,928
         3/31/2004           $17,916                $19,054
         4/30/2004           $17,853                $19,027
         5/31/2004           $17,530                $18,727
         6/30/2004           $17,816                $19,018
         7/31/2004           $18,015                $19,261
         8/31/2004           $18,393                $19,576
         9/30/2004           $18,774                $19,873
        10/31/2004           $19,157                $20,214
        11/30/2004           $19,363                $20,471
        12/31/2004           $19,659                $20,778
         1/31/2005           $19,593                $20,775
         2/28/2005           $19,985                $21,050
         3/31/2005           $19,364                $20,547
         4/30/2005           $19,111                $20,344
         5/31/2005           $19,509                $20,594

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
ADVISOR CLASS(7)            5/31/05
--------------------------------------
1-Year                      +11.29%
--------------------------------------
5-Year                      +7.67%
--------------------------------------
10-Year                     +6.91%
--------------------------------------

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES (COMMONLY CALLED JUNK BONDS) INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. INVESTMENT IN FOREIGN SECURITIES ALSO INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, AND POLITICAL AND ECONOMIC UNCERTAINTY. IN ADDITION, INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Distribution rate is based on an annualization of the respective class's May dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 5/31/05.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/05.

(7) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +59.87% and +5.73%.

(8) Source: Credit Suisse First Boston. The CSFB High Yield Index is designed to mirror the investable universe of the U.S. dollar denominated high yield debt market.


                                                              Annual Report | 13

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


14 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT        ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                         VALUE 11/30/04          VALUE 5/31/05      PERIOD* 11/30/04-5/31/05
---------------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000               $1,011.70                 $3.66
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000               $1,021.29                 $3.68
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000               $1,004.50                 $6.15
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000               $1,018.80                 $6.19
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000               $1,009.10                 $6.16
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000               $1,018.80                 $6.19
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000               $1,004.90                 $5.40
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000               $1,019.55                 $5.44
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000               $1,007.60                 $2.90
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000               $1,022.04                 $2.92
---------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.73%; B: 1.23%; C: 1.23%; R: 1.08%; and Advisor: 0.58%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                              Annual Report | 15

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

AGE HIGH INCOME FUND

                                                           -----------------------------------------------------------------------
                                                                                    YEAR ENDED MAY 31,
CLASS A                                                       2005           2004           2003           2002           2001
                                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................   $     2.02     $     1.88     $     1.87     $     2.09     $     2.30
                                                           -----------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ..............................         0.16           0.16           0.16           0.20           0.23

 Net realized and unrealized gains (losses) ............         0.06           0.13           0.01          (0.22)         (0.19)
                                                           -----------------------------------------------------------------------
Total from investment operations .......................         0.22           0.29           0.17          (0.02)          0.04
                                                           -----------------------------------------------------------------------
Less distributions from net investment income ..........        (0.15)         (0.15)         (0.16)         (0.20)         (0.25)

Redemption fees ........................................           --(c)          --(c)          --(c)          --             --
                                                           -----------------------------------------------------------------------
Net asset value, end of year ...........................   $     2.09     $     2.02     $     1.88     $     1.87     $     2.09
                                                           =======================================================================

Total return(b) ........................................        11.14%         15.67%         10.67%         (0.68)%         1.73%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $2,233,772     $2,172,749     $2,077,768     $2,024,885     $2,222,713

Ratios to average net assets:

 Expenses ..............................................         0.74%          0.75%          0.76%          0.75%          0.76%

 Net investment income .................................         7.40%          7.73%          9.72%         10.27%         10.30%

Portfolio turnover rate ................................        30.19%         44.07%         36.52%         18.56%         21.37%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


16 | See notes to financial statements. | Annual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                           ----------------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,
CLASS B                                                      2005           2004           2003           2002           2001
                                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................       $   2.02       $   1.88       $   1.87       $   2.08       $   2.30
                                                           ----------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ..........................           0.14           0.15           0.16           0.19           0.21

 Net realized and unrealized gains (losses) ........           0.06           0.13             --          (0.21)         (0.19)
                                                           ----------------------------------------------------------------------
Total from investment operations ...................           0.20           0.28           0.16          (0.02)          0.02
                                                           ----------------------------------------------------------------------
Less distributions from net investment income ......          (0.14)         (0.14)         (0.15)         (0.19)         (0.24)

Redemption fees ....................................             --(c)          --(c)          --(c)          --             --
                                                           ----------------------------------------------------------------------
Net asset value, end of year .......................       $   2.08       $   2.02       $   1.88       $   1.87       $   2.08
                                                           ======================================================================

Total return(b) ....................................          10.09%         15.12%         10.13%         (0.70)%         0.73%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................       $207,881       $207,680       $182,494       $153,639       $119,496

Ratios to average net assets:

 Expenses ..........................................           1.24%          1.25%          1.27%          1.26%          1.27%

 Net investment income .............................           6.90%          7.23%          9.21%          9.75%          9.79%

Portfolio turnover rate ............................          30.19%         44.07%         36.52%         18.56%         21.37%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 17

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                            ---------------------------------------------------------------------
                                                                                       YEAR ENDED MAY 31,
CLASS C                                                        2005           2004          2003           2002           2001
                                                            ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................     $   2.03       $   1.89       $   1.88       $   2.09       $   2.31
                                                            ---------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .............................         0.15           0.15           0.16           0.19           0.22

 Net realized and unrealized gains (losses) ...........         0.06           0.13             --          (0.21)         (0.20)
                                                            ---------------------------------------------------------------------
Total from investment operations ......................         0.21           0.28           0.16          (0.02)          0.02
                                                            ---------------------------------------------------------------------
Less distributions from net investment income .........        (0.14)         (0.14)         (0.15)         (0.19)         (0.24)

Redemption fees .......................................           --(c)          --(c)          --(c)          --             --
                                                            ---------------------------------------------------------------------
Net asset value, end of year ..........................     $   2.10       $   2.03       $   1.89       $   1.88       $   2.09
                                                            =====================================================================

Total return(b) .......................................        10.53%         15.01%         10.07%         (0.71)%         0.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................     $388,250       $416,171       $421,795       $383,584       $172,959

Ratios to average net assets:

 Expenses .............................................         1.24%          1.25%          1.27%          1.25%          1.27%

 Net investment income ................................         6.90%          7.23%          9.21%          9.76%          9.79%

Portfolio turnover rate ...............................        30.19%         44.07%         36.52%         18.56%         21.37%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


18 | See notes to financial statements. | Annual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                                   -----------------------------------------------------
                                                                                  YEAR ENDED MAY 31,
CLASS R                                                             2005          2004           2003           2002(d)
                                                                   -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........................      $ 2.03        $ 1.89        $    1.88        $ 1.93
                                                                   -----------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................................        0.15          0.15             0.16          0.08

 Net realized and unrealized gains (losses) .................        0.06          0.13             0.01         (0.05)
                                                                   -----------------------------------------------------
Total from investment operations ............................        0.21          0.28             0.17          0.03
                                                                   -----------------------------------------------------
Less distributions from net investment income ...............       (0.14)        (0.14)           (0.16)        (0.08)

Redemption fees .............................................          --(c)         --(c)            --(c)         --
                                                                   -----------------------------------------------------
Net asset value, end of year ................................      $ 2.10        $ 2.03        $    1.89        $ 1.88
                                                                   =====================================================

Total return(b) .............................................       10.68%        15.17%           10.21%         1.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................      $5,300        $3,467        $   2,574        $  713

Ratios to average net assets:

 Expenses ...................................................        1.09%         1.10%            1.12%         1.11%(e)

 Net investment income ......................................        7.05%         7.38%            9.36%         9.73%(e)

Portfolio turnover rate .....................................       30.19%        44.07%           36.52%        18.56%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 1, 2002 (effective date) to May 31, 2002.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 19

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED MAY 31,
ADVISOR CLASS                                                  2005          2004          2003          2002         2001
                                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................      $  2.02       $  1.88       $  1.88       $  2.09       $  2.30
                                                             ----------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .............................         0.16          0.16          0.16          0.21          0.23
 Net realized and unrealized gains (losses) ...........         0.06          0.13            --         (0.21)        (0.19)
                                                             ----------------------------------------------------------------
Total from investment operations ......................         0.22          0.29          0.16            --          0.04
                                                             ----------------------------------------------------------------
Less distributions from net investment income .........        (0.15)        (0.15)        (0.16)        (0.21)        (0.25)
                                                             ----------------------------------------------------------------

Redemption fees .......................................           --(b)         --(b)         --(b)         --            --
                                                             ----------------------------------------------------------------
Net asset value, end of year ..........................      $  2.09       $  2.02       $  1.88       $  1.88       $  2.09
                                                             ================================================================

Total return ..........................................        11.29%        15.82%        10.23%        (0.03)%        1.86%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................      $28,231       $37,569       $28,045       $20,758       $22,041

Ratios to average net assets:

 Expenses .............................................         0.59%         0.60%         0.62%         0.61%         0.62%

 Net investment income ................................         7.55%         7.88%         9.86%        10.42%        10.43%

Portfolio turnover rate ...............................        30.19%        44.07%        36.52%        18.56%        21.37%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.


20 | See notes to financial statements. | Annual Report

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                              COUNTRY      PRINCIPAL AMOUNT(b)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS 92.5%
    COMMERCIAL SERVICES 0.9%
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
      10.67% thereafter, 5/15/13 ...............................................   United States       35,000,000     $  25,025,000
                                                                                                                      -------------
    COMMUNICATIONS 11.5%
 (a)Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ..................      Bermuda          11,000,000           605,000
    AT&T Wireless Services Inc., senior note, 7.875%, 3/01/11 ..................   United States       22,000,000        25,561,338
    Crown Castle International Corp., senior note, 7.50%, 12/01/13 .............   United States       15,000,000        17,062,500
    Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
      11/01/12 .................................................................   United States       18,000,000        18,540,000
    InMarSat Finance PLC, zero cpn. to 11/15/08, 10.375% thereafter,
      11/15/12 .................................................................  United Kingdom       37,200,000        27,714,000
    Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ...................      Bermuda          12,200,000        12,474,500
    Intelsat Bermuda Ltd., senior note, 144A, 8.625%, 1/15/15 ..................      Bermuda          17,500,000        18,046,875
 (a)Iridium LLC/Capital Corp., senior note, D, 10.875%, 7/15/05 ................      Bermuda          17,000,000         2,635,000
    MCI Inc., senior note, 6.908%, 5/01/07 .....................................   United States        5,542,000         5,645,912
    MCI Inc., senior note, 7.688%, 5/01/09 .....................................   United States        5,542,000         5,819,100
    MCI Inc., senior note, 8.735%, 5/01/14 .....................................   United States        4,750,000         5,331,875
    Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ..........    Luxembourg         10,000,000         9,750,000
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 ...................   United States       33,300,000        36,172,125
    Nextel Partners Inc., senior note, 8.125%, 7/01/11 .........................   United States       26,100,000        28,514,250
    NTL Cable PLC, senior note, 8.75%, 4/15/14 .................................  United Kingdom        8,900,000         9,167,000
    Panamsat Corp., senior note, 9.00%, 8/15/14 ................................   United States       13,177,000        14,395,873
 (a)Poland Telecom Finance BV, B, 14.00%, 12/01/07 .............................      Poland           30,000,000             3,000
    Qwest Communications International Inc., senior note, 144A, 8.00%,
      2/15/14 ..................................................................   United States       20,000,000        19,400,000
    Qwest Corp., 6.875%, 9/15/33 ...............................................   United States       28,300,000        24,267,250
    Rogers Wireless Communications Inc., senior secured note, 7.25%,
      12/15/12 .................................................................      Canada           12,580,000        13,523,500
    Rogers Wireless Communications Inc., senior secured note, 7.50%,
      3/15/15 ..................................................................      Canada           15,500,000        16,623,750
 (a)RSL Communications PLC, senior disc. note, 10.125%, 3/01/08 ................  United Kingdom       44,500,000           333,750
 (a)RSL Communications PLC, senior note, 12.00%, 11/01/08 ......................  United Kingdom        6,250,000            46,875
    Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 .............   United States       20,000,000        19,100,000
                                                                                                                      -------------
                                                                                                                        330,733,473
                                                                                                                      -------------
    CONSUMER DURABLES 3.4%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ..............................   United States       25,000,000        27,390,150
    Sealy Mattress Co., senior sub. note, 8.25%, 6/15/14 .......................   United States       30,000,000        30,525,000
    Simmons Co., senior sub. note, 7.875%, 1/15/14 .............................   United States       16,400,000        14,514,000
    William Lyon Homes Inc., senior note, 7.625%, 12/15/12 .....................   United States       10,000,000         9,250,000
    William Lyon Homes Inc., senior note, 7.50%, 2/15/14 .......................   United States       18,500,000        16,742,500
                                                                                                                      -------------
                                                                                                                         98,421,650
                                                                                                                      -------------
    CONSUMER NON-DURABLES 2.2%
    Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 .....................   United States       32,800,000        32,144,000
    Smithfield Foods Inc., senior note, 7.00%, 8/01/11 .........................   United States       18,900,000        19,892,250
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 .........................   United States        9,600,000        10,512,000
                                                                                                                      -------------
                                                                                                                         62,548,250
                                                                                                                      -------------


                                                              Annual Report | 21

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                              COUNTRY      PRINCIPAL AMOUNT(b)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   CONSUMER SERVICES 18.7%
(a)Adelphia Communications Corp., senior note, 10.875%, 10/01/10 .............     United States       25,000,000     $  22,062,500
   Aztar Corp., senior sub. note, 7.875%, 6/15/14 ............................     United States       13,700,000        14,487,750
   Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .......................     United States       21,600,000        22,032,000
   Cablevision Systems Corp., senior note, 8.00%, 4/15/12 ....................     United States       19,200,000        20,280,000
   Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 .............     United States       25,000,000        27,750,000
(a)Callahan NordRhein-Westfalen, senior disc. note, zero cpn. to 7/15/05,
     16.00% thereafter, 7/15/10 ..............................................        Germany          38,000,000         3,230,000
   CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .......................         Canada           6,500,000         6,987,500
   CanWest Media Inc., senior sub. note, 144A, 8.00%, 9/15/12 ................         Canada           6,000,000         6,270,000
   Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ..........     United States       33,800,000        34,476,000
   Charter Communications Holdings LLC, senior disc. note, zero cpn. to
     1/15/06, 13.50% thereafter, 1/15/11 .....................................     United States       15,500,000        11,857,500
   CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ...........................     United States       20,000,000        20,900,000
   Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ................     United States       12,865,000        15,470,162
   Dex Media Inc., B, 8.00%, 11/15/13 ........................................     United States        7,500,000         8,006,250
   Dex Media Inc., senior disc. note, zero cpn. to 11/15/08, 9.00%
     thereafter, 11/15/13 ....................................................     United States       12,600,000        10,080,000
   DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ........................     United States       18,901,000        21,027,363
   EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .........................     United States       20,000,000        20,300,000
   Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ....................     United states       26,500,000        26,268,125
   LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ....................     United States       19,600,000        19,110,000
   LIN Television Corp., senior sub. note, 144A, 6.50%, 5/15/13 ..............     United States       10,400,000        10,140,000
   Mandalay Resort Group, senior note, 9.50%, 8/01/08 ........................     United States        5,900,000         6,578,500
   Mandalay Resort Group, senior sub. note, 10.25%, 8/01/07 ..................     United States       14,600,000        16,096,500
   Marquee Holdings Inc., senior disc. note, 144A, zero cpn. to 8/15/09,
     12.00% thereafter, 8/15/14 ..............................................     United States       17,700,000        10,443,000
   Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ..........................     United States        9,400,000         9,870,000
   Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ............     United States        6,300,000         6,583,500
   Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
     9/01/14 .................................................................     United States       29,000,000        33,205,000
   Rogers Cable Inc., senior secured note, 6.75%, 3/15/15 ....................         Canada           9,000,000         9,045,000
   Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .................     United States       14,400,000        15,048,000
   Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 .................     United States        4,200,000         4,641,000
   Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ...............     United States       13,800,000        14,524,500
   Station Casinos Inc., senior note, 6.00%, 4/01/12 .........................     United States        9,300,000         9,369,750
   Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ....................     United States        7,000,000         7,122,500
   Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ...................     United States       15,000,000        15,487,500
   Universal City Development, senior note, 11.75%, 4/01/10 ..................     United States       15,000,000        17,025,000
   Universal City Florida, senior note, 8.375%, 5/01/10 ......................     United States        7,000,000         7,245,000
   Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
     thereafter, 8/01/11 .....................................................     United Kingdom      12,325,000        12,247,969
   Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11 ................     United States        5,000,000         4,962,500
   Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 .................     United States       17,900,000        16,289,000
                                                                                                                      -------------
                                                                                                                        536,519,369
                                                                                                                      -------------
   ELECTRONIC TECHNOLOGY 3.2%
   Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ..........       Singapore         15,600,000        15,951,000
   L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 ...............     United States       26,500,000        26,301,250
   L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ...............     United States        3,700,000         3,589,000


22 | Annual Report

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                              COUNTRY      PRINCIPAL AMOUNT(b)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   ELECTRONIC TECHNOLOGY (CONT.)
   Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13 ..........................   United States        9,600,000     $   9,120,000
   SCG Holding Corp., 144A, zero cpn., 8/04/11 .................................   United States        7,300,000        10,694,500
   Xerox Corp., senior note, 7.125%, 6/15/10 ...................................   United States        8,000,000         8,560,000
   Xerox Corp., senior note, 6.875%, 8/15/11 ...................................   United States       15,600,000        16,575,000
                                                                                                                      -------------
                                                                                                                         90,790,750
                                                                                                                      -------------
   ENERGY MINERALS 2.7%
   Arch Western Finance, senior note, 6.75%, 7/01/13 ...........................   United States       30,000,000        30,750,000
   Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 .................   United States       17,600,000        18,040,000
   Chesapeake Energy Corp., senior note, 144A, 6.625%, 1/15/16 .................   United States       10,000,000        10,387,500
   Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .......................   United States       15,900,000        16,774,500
                                                                                                                      -------------
                                                                                                                         75,952,000
                                                                                                                      -------------
   FINANCE 1.0%
   AmeriCredit Corp., senior note, 9.25%, 5/01/09 ..............................   United States       15,000,000        16,125,000
   Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ......................   United States       12,400,000        13,516,000
                                                                                                                      -------------
                                                                                                                         29,641,000
                                                                                                                      -------------
   HEALTH SERVICES 6.8%
   Davita Inc., senior note, 144A, 6.625%, 3/15/13 .............................   United States        4,700,000         4,770,500
   Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 .........................   United States       18,700,000        18,887,000
   Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ....................      Germany          34,600,000        36,330,000
   HCA Inc., senior note, 8.75%, 9/01/10 .......................................   United States       25,000,000        28,511,925
   HealthSouth Corp., senior note, 7.625%, 6/01/12 .............................   United States       27,000,000        26,055,000
   Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ........................   United States       18,000,000        17,730,000
   Tenet Healthcare Corp., senior note, 9.875%, 7/01/14 ........................   United States       14,000,000        15,120,000
   United Surgical Partners International Inc., senior sub. note, 10.00%,
     12/15/11 ..................................................................   United States       27,000,000        29,835,000
   Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 ..................................................................   United States       17,300,000        18,770,500
                                                                                                                      -------------
                                                                                                                        196,009,925
                                                                                                                      -------------
   INDUSTRIAL SERVICES 3.5%
   Allied Waste North America Inc., senior note, 7.875%, 4/15/13 ...............   United States       21,600,000        22,032,000
   Allied Waste North America Inc., senior note, 144A, 7.25%,
     3/15/15 ...................................................................   United States        4,000,000         3,880,000
   Allied Waste North America Inc., senior secured note, 6.50%,
     11/15/10 ..................................................................   United States       10,000,000         9,825,000
   Allied Waste North America Inc., senior secured note, 6.125%,
     2/15/14 ...................................................................   United States        5,000,000         4,600,000
   Hanover Equipment Trust 01, senior secured note, A, 8.50%,
     9/01/08 ...................................................................   United States       18,000,000        18,720,000
   Hanover Equipment Trust 01, senior secured note, B, 8.75%,
   Corporate Bonds (cont.)9/01/11 ..............................................   United States       12,000,000        12,510,000
   Pride International Inc., senior note, 7.35%, 7/15/14 .......................   United States       20,700,000        22,821,750
(a)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .....................   United States       10,000,000             5,000
   Universal Compression Inc., senior note, 7.25%, 5/15/10 .....................   United States        7,100,000         7,286,375
                                                                                                                      -------------
                                                                                                                        101,680,125
                                                                                                                      -------------


                                                              Annual Report | 23

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
           AGE HIGH INCOME FUND                                                        COUNTRY     PRINCIPAL AMOUNT(b)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (CONT.)
           NON-ENERGY MINERALS 2.1%
           Glencore Funding LLC, 144A, 6.00%, 4/15/14 .........................      Switzerland        21,100,000     $ 20,251,717
           Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ..............     United States       18,917,000       21,741,308
           Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ....................         Canada          17,600,000       17,336,000
                                                                                                                       ------------
                                                                                                                         59,329,025
                                                                                                                       ------------
           PROCESS INDUSTRIES 11.5%
           BCP Crystal U.S. Holdings Corp., senior sub. note, 9.625%,
             6/15/14 ..........................................................     United States       22,455,000       25,318,012
           Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 ............     United States       11,700,000       12,168,000
           Equistar Chemicals LP, senior note, 8.75%, 2/15/09 .................     United States       20,000,000       21,150,000
           Equistar Chemicals LP, senior note, 10.625%, 5/01/11 ...............     United States        4,400,000        4,873,000
           Georgia-Pacific Corp., 7.25%, 6/01/28 ..............................     United States        3,000,000        3,221,250
           Georgia-Pacific Corp., senior note, 8.00%, 1/15/14 .................     United States        8,000,000        8,860,000
           Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 .................     United States       15,000,000       17,287,500
           Huntsman International LLC, senior sub. note, 144A, 7.375%,
             1/01/15 ..........................................................     United States       10,000,000        9,975,000
           IMC Global Inc., senior note, 10.875%, 8/01/13 .....................     United States       28,000,000       32,760,000
           Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ...............     United States       15,800,000       14,852,000
           JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 ............        Ireland          11,000,000        8,855,000
           Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ........     United States       17,400,000       19,944,750
           MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ................        Ireland          18,600,000       18,274,500
           Nalco Co., senior note, 7.75%, 11/15/11 ............................     United States        2,700,000        2,835,000
           Nalco Co., senior sub. note, 8.875%, 11/15/13 ......................     United States       27,200,000       28,560,000
           Newpage Corp., senior secured note, 144A, 10.00%, 5/01/12 ..........     United States       20,000,000       19,650,000
           Owens-Brockway Glass Container Inc., senior note, 6.75%,
             12/01/14 .........................................................     United States        6,700,000        6,800,500
           Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ...................     United States       29,000,000       30,450,000
(c),(d),(i)Pindo Deli Finance Mauritius Ltd., FRN, 4.19%, 4/29/15 .............       Singapore          3,256,502          757,234
(c),(d),(i)Pindo Deli Finance Mauritius Ltd., FRN, 4.19%, 4/29/18 .............       Singapore          8,467,542        1,968,958
    (c),(d)Pindo Deli Finance Mauritius Ltd., zero cpn., 4/29/25 ..............       Singapore         17,495,011        4,068,115
        (a)Polysindo International Finance Co. BV, secured note, 9.375%,
             7/30/07 ..........................................................       Indonesia         27,750,000        2,566,875
            Rhodia SA, senior note, 10.25%, 6/01/10 ...........................         France          30,000,000       32,100,000
(c),(d),(i)Tjiwi Kimia Finance Mauritius, FRN, 4.19%, 4/29/15 .................       Indonesia          1,628,955          496,864
(c),(d),(i)Tjiwi Kimia Finance Mauritius, FRN, 4.19%, 4/29/18 .................       Indonesia          4,192,714        1,278,862
    (c),(d)Tjiwi Kimia Finance Mauritius, Zero Cpn., 4/29/25 ..................       Indonesia          5,386,416        1,642,965
                                                                                                                       ------------
                                                                                                                        330,714,385
                                                                                                                       ------------
           PRODUCER MANUFACTURING 6.3%
           Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ...........     United States       32,000,000       33,760,000
           Cooper Standard Auto, senior note, 7.00%, 12/15/12 .................     United States        7,500,000        7,031,250
           Cooper Standard Auto, senior sub. note, 8.375%, 12/15/14 ...........     United States       17,500,000       14,612,500
           Fimep SA, senior note, 10.50%, 2/15/13 .............................         France          20,700,000       23,391,000
        (a)Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ......     United States        9,053,899               --
           Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...................     United Kingdom      18,000,000       17,055,000
           Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ........     United States       30,000,000       31,500,000


24 | Annual Report

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                              COUNTRY      PRINCIPAL AMOUNT(b)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS (CONT.)
    PRODUCER MANUFACTURING (CONT.)
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ............................     United States       21,000,000     $  18,900,000
    Russel Metals Inc., senior note, 6.375%, 3/01/14 .........................     United States       17,000,000        16,405,000
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ........................     United States       15,203,000        16,495,255
                                                                                                                      -------------
                                                                                                                        179,150,005
                                                                                                                      -------------
    REAL ESTATE INVESTMENT TRUSTS 2.4%
    Host Marriott LP, senior note, 7.00%, 8/15/12 ............................     United States        7,100,000         7,330,750
    Host Marriott LP, senior note, 7.125%, 11/01/13 ..........................     United States       20,000,000        20,700,000
    Host Marriott LP, senior note, 144A, 6.375%, 3/15/15 .....................     United States        4,100,000         4,028,250
    Host Marriott LP, senior note, I, 9.50%, 1/15/07 .........................     United States        7,000,000         7,490,000
    Meristar Hospitality Corp., senior note, 9.00%, 1/15/08 ..................     United States       16,500,000        16,912,500
    Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 .................     United States       10,700,000        11,502,500
                                                                                                                      -------------
                                                                                                                         67,964,000
                                                                                                                      -------------
    RETAIL TRADE 2.0%
    Rite Aid Corp., senior deb., 7.70%, 2/15/27 ..............................     United States       10,000,000         7,350,000
    Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ......................     United States       26,900,000        24,613,500
    Stater Brothers Holdings, senior note, 8.125%, 6/15/12 ...................     United States       25,800,000        25,219,500
                                                                                                                      -------------
                                                                                                                         57,183,000
                                                                                                                      -------------
    TECHNOLOGY SERVICES 1.0%
 (a)PSINet Inc., senior note, 11.00%, 8/01/09 ................................     United States       18,750,000            23,438
    UGS Corp., senior sub. note, 10.00%, 6/01/12 .............................     United States       25,000,000        27,625,000
                                                                                                                      -------------
                                                                                                                         27,648,438
                                                                                                                      -------------
    TRANSPORTATION 2.3%
    CP Ships Ltd., senior note, 10.375%, 7/15/12 .............................        Canada           20,000,000        22,500,000
    Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%,
      12/15/13 ...............................................................     United States       25,900,000        20,072,500
    Laidlaw International Inc., senior note, 10.75%, 6/15/11 .................     United States       19,800,000        22,497,750
                                                                                                                      -------------
                                                                                                                         65,070,250
                                                                                                                      -------------
    UTILITIES 11.0%
    AES Corp., senior secured note, 144A, 9.00%, 5/15/15 .....................     United States       31,700,000        35,662,500
    Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ....................     United States       35,000,000        38,281,250
    Aquila Inc., senior note, 14.875%, 7/01/12 ...............................     United States       30,000,000        39,075,000
    Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .................     United States       53,000,000        37,762,500
    Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ........................     United States       19,000,000        19,783,750
    Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
      7/15/13 ................................................................     United States       20,000,000        22,300,000
    El Paso Corp., senior note, 7.75%, 1/15/32 ...............................     United States       42,000,000        39,375,000
    ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ...........     United States        6,995,000         7,477,053
    Midland Funding II, sub. secured lease obligation, A, 11.75%,
      7/23/05 ................................................................     United States        1,548,676         1,570,647
    Midland Funding II, sub. secured lease obligation, B, 13.25%,
      7/23/06 ................................................................     United States       11,500,000        12,319,824


                                                              Annual Report | 25

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
        AGE HIGH INCOME FUND                                                       COUNTRY     PRINCIPAL AMOUNT(b)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        CORPORATE BONDS (CONT.)
        UTILITIES (CONT.)
        Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .......     United States      31,600,000        $   35,392,000
        NRG Energy Inc., senior secured note, 144A, 8.00%, 12/15/13 .......     United States       7,418,000             7,863,080
        Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ..............     United States      18,700,000            19,307,750
                                                                                                                     --------------
                                                                                                                        316,170,354
                                                                                                                     --------------
        TOTAL CORPORATE BONDS (COST $2,696,915,545) .......................                                           2,650,550,999
                                                                                                                     --------------
        FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $13,092,499) 0.3%
        GOVERNMENT BONDS
        Eskom, E168, 11.00%, 6/01/08 ......................................      South Africa      51,800,000 ZAR         8,218,701
                                                                                                                     --------------

                                                                                                ---------------
                                                                                                SHARES/WARRANTS
                                                                                                ---------------
        COMMON STOCKS AND WARRANTS 2.0%
        COMMUNICATIONS 1.8%
     (e)Call-Net Enterprises Inc., B ......................................         Canada            254,140             1,842,515
     (e)Dobson Communications Corp. .......................................     United States       1,335,237             2,844,055
     (e)ICO Global Communications Holdings Ltd. ...........................     United States       1,881,418             4,703,545
 (e),(f)International Wireless Communications Holdings Inc. ...............     United States       1,759,743               131,981
     (e)Nextel Communications Inc., A .....................................     United States         128,674             3,883,381
     (e)NII Holdings Inc., B ..............................................     United States         223,719            13,333,652
 (c),(e)Poland Telecom Finance, wts., 144A, 12/01/07 ......................         Poland             30,000                    --
     (e)Telewest Global Inc. ..............................................     United Kingdom        951,951            19,905,295
     (e)USA Mobility Inc. .................................................     United States         112,934             2,988,234
                                                                                                                     --------------
                                                                                                                         49,632,658
                                                                                                                     --------------
        ELECTRONIC TECHNOLOGY 0.0%(g)
     (e)Loral Space & Communications Ltd., wts., 12/27/06 .................     United States         155,654                 1,557
     (e)Loral Space & Communications Ltd., wts., 1/15/07 ..................     United States          35,300                     3
                                                                                                                     --------------
                                                                                                                              1,560
                                                                                                                     --------------
        ENERGY MINERALS 0.0%(g)
     (e)Horizon Natural Resources Co. .....................................     United States         533,333                    --
     (e)McMoRan Exploration Co. ...........................................     United States          25,937               480,094
                                                                                                                     --------------
                                                                                                                            480,094
                                                                                                                     --------------
        INDUSTRIAL SERVICES 0.2%
     (e)Transocean Inc., wts., 144A, 5/01/09 ..............................     United States          11,750             6,333,250
                                                                                                                     --------------

        PRODUCER MANUFACTURING 0.0%(g)
     (e)Cambridge Industries Liquidating Trust Interest ...................     United States       4,853,892                24,269
     (e)Goss Holdings Inc., B .............................................     United States         211,174                    --
 (e),(f)Harvard Industries Inc. ...........................................     United States         793,966                 7,146
 (e),(f)VS Holdings .......................................................     United States       1,685,375                    --
                                                                                                                     --------------
                                                                                                                             31,415
                                                                                                                     --------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $141,707,658) ..............                                              56,478,977
                                                                                                                     --------------


26 | Annual Report

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
           AGE HIGH INCOME FUND                                                    COUNTRY         SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           PREFERRED STOCKS 0.0%(g)
           COMMUNICATIONS 0.0%(g)
           PTV Inc., 10.00%, pfd., A ......................................     United Kingdom               378     $        1,210
                                                                                                                     --------------
           PROCESS INDUSTRIES 0.0%(g)
(a),(c),(d)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ............        Indonesia          24,700,000            277,628
                                                                                                                     --------------
           TOTAL PREFERRED STOCKS (COST $24,708,999) ......................                                                 278,838
                                                                                                                     --------------
           CONVERTIBLE PREFERRED STOCKS 1.0%
           COMMUNICATIONS 0.1%
        (e)Dobson Communications Corp., 6.00%, cvt. pfd ...................     United States             28,400          2,130,000
                                                                                                                     --------------
           UTILITIES 0.9%
           CMS Energy Trust I, 7.75%, cvt. pfd ............................     United States            530,000         25,970,000
                                                                                                                     --------------
           TOTAL CONVERTIBLE PREFERRED STOCKS (COST $31,157,600) ..........                                              28,100,000
                                                                                                                     --------------
           TOTAL LONG TERM INVESTMENTS (COST $2,907,582,301) ..............                                           2,743,627,515
                                                                                                                     --------------
           SHORT TERM INVESTMENT (COST $51,643,412) 1.8%
           MONEY FUND
        (h)Franklin Institutional Fiduciary Trust Money Market Portfolio ..     United States         51,643,412         51,643,412
                                                                                                                     --------------
           TOTAL INVESTMENTS (COST $2,959,225,713) 97.6% ..................                                           2,795,270,927
           OTHER ASSETS, LESS LIABILITIES 2.4% ............................                                              68,162,646
                                                                                                                     --------------
           NET ASSETS 100.0% ..............................................                                          $2,863,433,573
                                                                                                                     ==============

CURRENCY ABBREVIATIONS

ZAR    - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS

FRN    - Floating Rate Notes

PLC    - Public Limited Co.

(a)   Defaulted securities. See Note 8.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   See Note 9 regarding restricted securities.

(d)   See Note 11 regarding other considerations.

(e)   Non-income producing.

(f)   See Note 10 regarding holdings of 5% voting securities.

(g)   Rounds to less than 0.05% of net assets.

(h) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

(i)   The coupon shown represents the rate at period end.


                         Annual Report | See notes to financial statements. | 27

FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2005

                                                                ---------------
                                                                    AGE HIGH
                                                                  INCOME FUND
                                                                ---------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ............................      $ 2,877,014,928
  Cost - Non-controlled affiliated issuers (Note 10) .....           30,567,373
  Cost - Sweep Money Fund (Note 7) .......................           51,643,412
                                                                ---------------
  Total cost of investments ..............................      $ 2,959,225,713
                                                                ===============
  Value - Unaffiliated issuers ...........................      $ 2,743,488,388
  Value - Non-controlled affiliated issuers (Note 10) ....              139,127
  Value - Sweep Money Fund (Note 7) ......................           51,643,412
                                                                ---------------
  Total value of investments .............................        2,795,270,927
 Receivables:
  Investment securities sold .............................            2,668,367
  Capital shares sold ....................................           13,522,240
  Interest ...............................................           57,386,959
 Other assets ............................................              930,706
                                                                ---------------
      Total assets .......................................        2,869,779,199
                                                                ---------------
Liabilities:
 Payables:
  Capital shares redeemed ................................              161,729
  Affiliates .............................................            1,886,455
 Deferred sale proceeds (Note 11) ........................            3,891,070
 Other liabilities .......................................              406,372
                                                                ---------------
      Total liabilities ..................................            6,345,626
                                                                ---------------
       Net assets, at value ..............................      $ 2,863,433,573
                                                                ===============
Net assets consist of:
 Undistributed net investment income .....................      $     2,977,730
 Net unrealized appreciation (depreciation) ..............         (163,999,178)
 Accumulated net realized gain (loss) ....................         (924,349,277)
 Paid-in capital .........................................        3,948,804,298
                                                                ---------------
       Net assets, at value ..............................      $ 2,863,433,573
                                                                ===============


28 | See notes to financial statements. | Annual Report

FRANKLIN HIGH INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
May 31, 2005

                                                                                       ---------------
                                                                                           AGE HIGH
                                                                                          INCOME FUND
                                                                                       ---------------
CLASS A:
 Net assets, at value .............................................................     $2,233,771,801
                                                                                        --------------
 Shares outstanding ...............................................................      1,069,604,515
                                                                                        --------------
 Net asset value per share(a) .....................................................     $         2.09
                                                                                        --------------
 Maximum offering price per share (net asset value per share/95.75%) ..............     $         2.18
                                                                                        --------------
CLASS B:
 Net assets, at value .............................................................     $  207,881,382
                                                                                        --------------
 Shares outstanding ...............................................................         99,786,961
                                                                                        --------------
 Net asset value and maximum offering price per share(a) ..........................     $         2.08
                                                                                        --------------
CLASS C:
 Net assets, at value .............................................................     $  388,249,755
                                                                                        --------------
 Shares outstanding ...............................................................        185,080,976
                                                                                        --------------
 Net asset value and maximum offering price per share(a) ..........................     $         2.10
                                                                                        --------------
CLASS R:
 Net assets, at value .............................................................     $    5,300,082
                                                                                        --------------
 Shares outstanding ...............................................................          2,520,726
                                                                                        --------------
 Net asset value and maximum offering price per share(a) ..........................     $         2.10
                                                                                        --------------
ADVISOR CLASS:
 Net assets, at value .............................................................     $   28,230,553
                                                                                        --------------
 Shares outstanding ...............................................................         13,509,188
                                                                                        --------------
 Net asset value and maximum offering price per share(a) ..........................     $         2.09
                                                                                        --------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 29

FRANKLIN HIGH INCOME TRUST

STATEMENT OF OPERATIONS
for the year ended May 31, 2005

                                                                                        -------------
                                                                                           AGE HIGH
                                                                                          INCOME FUND
                                                                                        -------------
Investment income:
 Dividends:
  Unaffiliated issuers ..........................................................       $   3,896,500
  Sweep Money Fund (Note 7) .....................................................           1,137,910
 Interest .......................................................................         236,789,322
                                                                                        -------------
      Total investment income ...................................................         241,823,732
                                                                                        -------------
Expenses:
 Management fees (Note 3a) ......................................................          13,358,192
 Distribution fees: (Note 3c)
  Class A .......................................................................           3,358,472
  Class B .......................................................................           1,422,057
  Class C .......................................................................           2,733,798
  Class R .......................................................................              23,146
 Transfer agent fees (Note 3e) ..................................................           3,491,603
 Custodian fees (Note 4) ........................................................              61,401
 Reports to shareholders ........................................................             159,666
 Registration and filing fees ...................................................             127,829
 Professional fees ..............................................................              52,777
 Trustees' fees and expenses ....................................................              64,917
 Other ..........................................................................             138,384
                                                                                        -------------
      Total expenses ............................................................          24,992,242
      Expense reductions (Note 4) ...............................................             (12,690)
                                                                                        -------------
       Net expenses .............................................................          24,979,552
                                                                                        -------------
        Net investment income ...................................................         216,844,180
                                                                                        -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...................................................................         (87,304,460)

  Foreign Currency Transactions .................................................               5,487
                                                                                        -------------
       Net realized gain (loss) .................................................         (87,298,973)
                                                                                        -------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...................................................................         174,374,385
  Translation of assets and liabilities denominated in foreign currencies .......             (60,047)
                                                                                        -------------
       Net change in unrealized appreciation (depreciation) .....................         174,314,338
                                                                                        -------------
Net realized and unrealized gain (loss) .........................................          87,015,365
                                                                                        -------------
Net increase (decrease) in net assets resulting from operations .................       $ 303,859,545
                                                                                        =============


30 | See notes to financial statements. | Annual Report

FRANKLIN HIGH INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended May 31, 2005 and 2004

                                                                                               -------------------------------------
                                                                                                        AGE HIGH INCOME FUND
                                                                                               -------------------------------------
                                                                                                     2005                 2004
                                                                                               -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................     $   216,844,180      $   222,975,112
  Net realized gain (loss) from investments and foreign currency transactions ............         (87,298,973)         (43,075,282)
  Net change in unrealized appreciation (depreciation) on investments and translation of
 assets and liabilities denominated in foreign currencies ................................         174,314,338          234,036,619
                                                                                               -------------------------------------
       Net increase (decrease) in net assets resulting from operations ...................         303,859,545          413,936,449
 Distributions to shareholders from net investment income:
   Class A ...............................................................................        (162,906,782)        (163,501,651)
   Class B ...............................................................................         (14,664,330)         (14,174,976)
   Class C ...............................................................................         (27,933,386)         (31,131,017)
   Class R ...............................................................................            (304,203)            (207,761)
   Advisor Class .........................................................................          (2,774,213)          (2,415,998)
                                                                                               -------------------------------------
 Total distributions to shareholders .....................................................        (208,582,914)        (211,431,403)
                                                                                               -------------------------------------
 Capital share transactions: (Note 2)
   Class A ...............................................................................         (11,782,866)         (59,185,787)
   Class B ...............................................................................          (6,726,218)          11,436,843
   Class C ...............................................................................         (41,971,635)         (37,982,228)
   Class R ...............................................................................           1,716,595              729,626
   Advisor Class .........................................................................         (10,736,797)           7,456,531
                                                                                               -------------------------------------
 Total capital share transactions ........................................................         (69,500,921)         (77,545,015)
                                                                                               -------------------------------------
 Redemption fees .........................................................................              21,759                  579
                                                                                               -------------------------------------
       Net increase (decrease) in net assets .............................................          25,797,469          124,960,610
Net assets:
 Beginning of year .......................................................................       2,837,636,104        2,712,675,494
                                                                                               -------------------------------------
 End of year .............................................................................     $ 2,863,433,573      $ 2,837,636,104
                                                                                               =====================================
Undistributed net investment income (distributions in excess of net investment income)
 included in net assets:
  End of year ............................................................................     $     2,977,730      $    (5,892,328)
                                                                                               =====================================


                         Annual Report | See notes to financial statements. | 31

FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin AGE High Income Fund (the Fund). The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


32 | Annual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


                                                              Annual Report | 33

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


34 |  Annual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

2. SHARES OF BENEFICIAL INTEREST (continued)

At May 31, 2005, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                 ------------------------------------------------------------------------
                                                                             YEAR ENDED MAY 31,
                                                                2005                                 2004
                                                 ------------------------------------------------------------------------
                                                      Shares             Amount            Shares              Amount
                                                 ------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...........................           239,265,772       $ 502,017,517       322,737,471       $ 645,402,214
 Shares issued in reinvestment
 of distributions ......................            40,718,892          85,126,959        42,017,908          84,130,019
 Shares redeemed .......................          (285,406,315)       (598,927,342)     (394,752,090)       (788,718,020)
                                                 ------------------------------------------------------------------------
 Net increase (decrease) ...............            (5,421,651)      $ (11,782,866)      (29,996,711)      $ (59,185,787)
                                                 ========================================================================
CLASS B SHARES:
 Shares sold ...........................            14,098,824       $  29,448,490        26,315,038       $  52,613,598
 Shares issued in reinvestment
 of distributions ......................             3,523,859           7,349,610         3,515,829           7,030,439
 Shares redeemed .......................           (20,807,235)        (43,524,318)      (24,098,452)        (48,207,194)
                                                 ------------------------------------------------------------------------
 Net increase (decrease) ...............            (3,184,552)      $  (6,726,218)        5,732,415       $  11,436,843
                                                 ========================================================================
CLASS C SHARES:
 Shares sold ...........................            40,448,987       $  85,397,167        59,304,437       $ 119,410,593
 Shares issued in reinvestment
 of distributions ......................             7,767,097          16,316,793         9,151,660          18,397,269
 Shares redeemed .......................           (68,179,143)       (143,685,595)      (86,866,856)       (175,790,090)
                                                 ------------------------------------------------------------------------
 Net increase (decrease) ...............           (19,963,059)      $ (41,971,635)      (18,410,759)      $ (37,982,228)
                                                 ========================================================================
CLASS R SHARES:
 Shares sold ...........................             2,101,477       $   4,441,998         1,574,046       $   3,190,000
 Shares issued in reinvestment
 of distributions ......................               124,765             262,919            88,754             179,149
 Shares redeemed .......................            (1,410,510)         (2,988,322)       (1,320,753)         (2,639,523)
                                                 ------------------------------------------------------------------------
 Net increase (decrease) ...............               815,732       $   1,716,595           342,047       $     729,626
                                                 ========================================================================
ADVISOR CLASS SHARES:
 Shares sold ...........................             5,221,125       $  10,967,289        26,490,542       $  53,448,197
 Shares issued in reinvestment
 of distributions ......................               893,034           1,870,196           742,012           1,492,992
 Shares redeemed .......................           (11,171,667)        (23,574,282)      (23,554,779)        (47,484,658)
                                                 ------------------------------------------------------------------------
 Net increase (decrease) ...............            (5,057,508)      $ (10,736,797)        3,677,775       $   7,456,531
                                                 ========================================================================


                                                              Annual Report | 35

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
-------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                 Investment manager
Franklin Templeton Services LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
0.625%                      Up to and including $100 million
0.500%                      Over $100 million, up to and including $250 million
0.450%                      In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.15%, 0.65%, 0.65%, and 0.50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received ..................................    $645,231
Contingent deferred sales charges retained ..................    $448,405

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $3,491,603, of which $2,472,588 was retained by Investor Services.


36 | Annual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At May 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2009 ..........................................     $126,000,271
 2010 ..........................................      147,493,159
 2011 ..........................................      273,783,877
 2012 ..........................................      273,526,078
 2013 ..........................................       57,417,407
                                                     ------------
                                                     $878,220,792
                                                     ============

At May 31, 2005, the Fund had deferred capital losses occurring subsequent to October 31, 2004 of $45,713,581. For tax purposes, such losses will be reflected in the year ending May 31, 2006.

The tax character of distributions paid during the years ended May 31, 2005 and 2004, was as follows:

                                                     ---------------------------
                                                          2005           2004
                                                     ---------------------------
Distribution paid from ordinary income .........     $208,582,914   $211,431,403

At May 31, 2005, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ......................................      $ 2,961,277,177
                                                                ===============
Unrealized appreciation ..................................      $   175,475,465
Unrealized depreciation ..................................         (341,481,715)
                                                                ---------------
Net unrealized appreciation (depreciation) ...............      $  (166,006,250)
                                                                ===============
Distributable earnings - undistributed ordinary income ...      $     5,914,157
                                                                ===============

Net investment income and net realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, partnership interests and bond discounts and premiums.


                                                              ANNUAL REPORT | 37

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended May 31, 2005, aggregated $859,813,244 and $918,280,098, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 93.18% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At May 31, 2005, the value of these securities was $31,789,066, representing 1.11% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

At May 31, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a


38 | Annual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

9. RESTRICTED SECURITIES (CONTINUED)

certain period of time. At May 31, 2005, the Fund held investments in restricted and illiquid securities as follows:

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                            ACQUISITION
SHARES/WARRANTS   ISSUER                                                         DATE             COST           VALUE
-------------------------------------------------------------------------------------------------------------------------
  24,700,000      Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                    Perpetual ...............................................   2/14/97        $24,700,000    $   277,628
   3,256,502      Pindo Deli Finance Mauritius Ltd., FRN,
                    4.19%, 4/29/15 ..........................................   4/29/05            756,681        757,234
   8,467,542      Pindo Deli Finance Mauritius Ltd., FRN,
                    4.19%, 4/29/18 ..........................................   4/29/05          1,967,518      1,968,958
  17,495,011      Pindo Deli Finance Mauritius Ltd.,
                    zero cpn., 4/29/25 ......................................   4/29/05          4,065,141      4,068,115
      30,000      Poland Telecom Finance, wts., 144A,
                    12/01/07 ................................................  11/24/97            180,000             --
   1,628,955      Tjiwi Kimia Finance Mauritius, FRN,
                    4.19%, 4/29/15 ..........................................   4/29/05            496,505        496,864
   4,192,714      Tjiwi Kimia Finance Mauritius, FRN,
                    4.19%, 4/29/18 ..........................................   4/29/05          1,277,939      1,278,862
   5,386,416      Tjiwi Kimia Finance Mauritius, zero cpn.,
                    4/29/25 .................................................   4/29/05          1,641,780      1,642,965
                                                                                                              -----------
                  TOTAL RESTRICTED SECURITIES (0.37% of NET ASSETS) ....................................      $10,490,626
                                                                                                              ===========

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at May 31, 2005 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF                             NUMBER OF
                                            SHARES HELD                           SHARES HELD    VALUE                  REALIZED
                                            AT BEGINNING     GROSS      GROSS        AT END     AT END    INVESTMENT    CAPITAL
NAME OF ISSUER                                 OF YEAR     ADDITIONS  REDUCTIONS    OF YEAR    OF YEAR      INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Harvard Industries Inc. ..................      793,966          --        --        793,966   $  7,146    $    --      $     --
International Wireless Communications
  Holdings Inc. ..........................    1,759,743          --        --      1,759,743    131,981         --            --
VS Holdings ..............................    1,685,375          --        --      1,685,375         --         --            --
                                                                                               -----------------------------------
                                                TOTAL AFFILIATED SECURITIES
                                                 (0.00% of NET ASSETS)(a) .................    $139,127    $    --      $     --
                                                                                               ===================================

(a)   Rounds to less than 0.005% of net assets.


                                                              Annual Report | 39

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

11. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd. and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of the sale, the transaction will be accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds received are deferred until the completion of the transaction.

12. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.


40 | Annual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

12. REGULATORY MATTERS (continued)

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.


                                                              Annual Report | 41

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

12. REGULATORY MATTERS (continued)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


42 | Annual Report

FRANKLIN HIGH INCOME TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AGE HIGH INCOME FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN HIGH INCOME TRUST:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AGE High Income Fund (a separate portfolio of Franklin High Income Trust, hereafter referred to as the "Fund") at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 11, 2005


                                                              Annual Report | 43

FRANKLIN HIGH INCOME TRUST

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION        TIME SERVED        BY BOARD MEMBER*                  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (77)              Trustee         Since 1982         51                                None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (73)            Trustee         Since 1992         143                               None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (76)              Trustee         Since 1998         116                               Director, The California
One Franklin Parkway                                                                                     Center for Land Recycling
San Mateo, CA 94403-1906                                                                                 (redevelopment).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
                                                        LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION          TIME SERVED         BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (60)                Trustee and       Trustee since       36                            None
One Franklin Parkway                  Vice President    1993 and Vice
San Mateo, CA 94403-1906                                President since
                                                        1985
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                POSITION          TIME SERVED         BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (64)        Trustee,          Trustee since       126                           None
One Franklin Parkway                 President and     1978, President
San Mateo, CA 94403-1906             Chief             since 1989, and
                                     Executive         Chief Executive
                                     Officer -         Officer -
                                     Investment        Investment
                                     Management        Management
                                                       since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (53)                  Chief             Since 2004          Not Applicable                None
One Franklin Parkway                 Compliance
San Mateo, CA 94403-1906             Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 49 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.,
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (43)                 Treasurer         Since 2004          Not Applicable                Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 33 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (45)              Vice President    Since 1995          Not Applicable                Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman,
Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION         TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (57)                 Senior Vice      Since 2002        Not Applicable                  Not Applicable
500 East Broward Blvd.                President and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Executive
                                      Officer -
                                      Finance and
                                      Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (58)                    Vice President   Since 2000        Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (57)                 Vice President   Since 2000        Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (68)                Vice President   Since 2002        Not Applicable                  Not Applicable
600 Fifth Avenue                      - AML
Rockefeller Center                    Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals, Inc.
and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


46 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION         TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (68)                Vice President   Since 2000        Not Applicable                  Not Applicable
One Franklin Parkway                  and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (53)                  Chief Financial  Since 2004        Not Applicable                  Not Applicable
500 East Broward Blvd.                Officer and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Accounting
                                      Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 49 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Rupert H. Johnson, Jr. is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTAND- ING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 47

FRANKLIN HIGH INCOME TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Franklin's AGE High Income Fund ("Fund"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the manager including management's explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the


48 | Annual Report

FRANKLIN HIGH INCOME TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the contract renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended December 31, 2004, as well as the previous 10 years ended on such date in comparison to a performance universe consisting of all retail and institutional high current yield funds as selected by Lipper. The Fund's income return during 2004, as shown in such report, was in the second highest quintile of such performance universe and on an annualized basis was also in the second highest quintile of such performance universe for the previous three-, five- and ten-year periods. The Fund's total return during 2004 as shown in the Lipper report was in the highest quintile of such performance universe, and on an annualized basis was also in the highest quintile of such performance universe for each of the previous three- and ten-year periods, and the second highest quintile of such performance universe for the previous five-year period. The Board expressed its satisfaction with such performance.


                                                              Annual Report | 49

FRANKLIN HIGH INCOME TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the effective management fee rate for the Fund was in the lowest quintile of its Lipper expense group and its actual total expenses were in the lowest quintile of such group. While realizing that other factors, such as the Manager's profitability and economies of scale, bear on the reasonableness of fees, the Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold Fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing


50 | Annual Report

FRANKLIN HIGH INCOME TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Trustees also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment advisory contract provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on assets in excess of $250 million. At December 31, 2004, the Fund had net assets of approximately $3.1 billion and the independent Trustees discussed the prospect of adding additional fee breakpoints with management. Management's position during such discussions was that the existing fee structure reaches a relatively low rate quickly as this Fund grows and that such low rate, in effect, reflects anticipated economies of scale as this Fund's assets increase beyond such level. In support of these arguments, management pointed out the favorable effective management fee and total expense comparisons for this Fund within its Lipper peer group as previously discussed under "Comparative Expenses." Management also observed and the Board recognized, and accepted, that the fact that this Fund has assets beyond the last breakpoint level does not mean that it no longer benefits from economies of scale since the continuous growth of assets being charged at the lowest breakpoint fee level results in a lower overall effective management fee rate. While intending to monitor future growth in Fund assets and the appropriateness of additional management fee breakpoints, the Trustees believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provided a sharing of benefits with the Fund and its shareholders.


                                                              Annual Report | 51

FRANKLIN HIGH INCOME TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


52 | Annual Report

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                              Not part of the annual report

      [LOGO](R)
  FRANKLIN TEMPLETON            One Franklin Parkway
     INVESTMENTS                San Mateo, CA 94403-1906


|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN'S AGE
HIGH INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

105 A2005 07/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $67,393 for the fiscal year ended May 31, 2005 and $68,786 for the fiscal year ended May 31, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended May 31, 2005 and $52,158 for the fiscal year ended May 31, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended May 31, 2005 and $0 for the fiscal year ended May 31, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended May 31, 2005 and $1,406 for the fiscal year ended May 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended May 31, 2005 and $98,594 for the fiscal year ended May 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through
(iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended May 31, 2005 and $152,158 for the fiscal year ended May 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/JIMMY D. GAMBILL
      ----------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
      ----------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 22, 2005


By /s/GALEN G. VETTER
      ---------------
       Galen G. Vetter
      Chief Financial Officer
Date    July 22, 2005